Fair value measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures
Fair Value Measurement	Note 30 – Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

• Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

• Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation’s own judgements about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation’s credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring and Nonrecurring Basis

The following fair value hierarchy tables present information about the Corporation’s assets and liabilities measured at fair value on a recurring basis at December 31, 2019 and 2018 and on a nonrecurring basis in periods subsequent to initial recognition for the years ended December 31, 2019, 2018, and 2017:

At December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$3,841,715	$8,214,540	$-	$12,056,255
Obligations of U.S. Government sponsored entities	-	122,404	-	122,404
Obligations of Puerto Rico, States and political subdivisions	-	6,975	-	6,975
Collateralized mortgage obligations - federal agencies	-	586,175	-	586,175
Mortgage-backed securities	-	4,875,132	1,182	4,876,314
Other	-	350	-	350
Total debt securities available-for-sale	$3,841,715	$13,805,576	$1,182	$17,648,473
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$7,081	$2	$-	$7,083
Obligations of Puerto Rico, States and political subdivisions	-	633	-	633
Collateralized mortgage obligations	-	76	530	606
Mortgage-backed securities	-	28,556	-	28,556
Other	-	3,003	440	3,443
Total trading account debt securities, excluding derivatives	$7,081	$32,270	$970	$40,321
Equity securities	$-	$21,327	$-	$21,327
Mortgage servicing rights	-	-	150,906	150,906
Derivatives	-	17,966	-	17,966
Total assets measured at fair value on a recurring basis	$3,848,796	$13,877,139	$153,058	$17,878,993
Liabilities
Derivatives	$-	$(16,619)	$-	$(16,619)
Total liabilities measured at fair value on a recurring basis	$-	$(16,619)	$-	$(16,619)

At December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$2,719,740	$5,552,456	$-	$8,272,196
Obligations of U.S. Government sponsored entities	-	333,309	-	333,309
Obligations of Puerto Rico, States and political subdivisions	-	6,742	-	6,742
Collateralized mortgage obligations - federal agencies	-	728,671	-	728,671
Mortgage-backed securities	-	3,957,545	1,233	3,958,778
Other	-	488	-	488
Total debt securities available-for-sale	$2,719,740	$10,579,211	$1,233	$13,300,184
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$6,278	$-	$-	$6,278
Obligations of Puerto Rico, States and political subdivisions	-	134	-	134
Collateralized mortgage obligations	-	48	611	659
Mortgage-backed securities	-	27,214	43	27,257
Other	-	2,974	485	3,459
Total trading account debt securities, excluding derivatives	$6,278	$30,370	$1,139	$37,787
Equity securities	$-	$13,296	$-	$13,296
Mortgage servicing rights	-	-	169,777	169,777
Derivatives	-	13,603	-	13,603
Total assets measured at fair value on a recurring basis	$2,726,018	$10,636,480	$172,149	$13,534,647
Liabilities
Derivatives	$-	$(12,320)	$-	$(12,320)
Total liabilities measured at fair value on a recurring basis	$-	$(12,320)	$-	$(12,320)
The fair value information included in the following tables is not as of period end, but as of the date that the fair value measurement was recorded during the years ended December 31, 2019, 2018 and 2017 and excludes nonrecurring fair value measurements of assets no longer outstanding as of the reporting date.
Year ended December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$35,363	$35,363	$(13,533)
Other real estate owned[2]	-	-	18,132	18,132	(3,526)
Other foreclosed assets[2]	-	-	1,213	1,213	(156)
Long-lived assets held-for-sale[3]	-	-	2,500	2,500	(2,591)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$57,208	$57,208	$(19,806)
[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3]	Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.
Year ended December 31, 2018

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$73,893	$73,893	$(25,745)
Other real estate owned[2]	-	-	43,463	43,463	(9,189)
Other foreclosed assets[2]	-	-	1,349	1,349	(722)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$118,705	$118,705	$(35,656)
[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
Year ended December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$64,041	$64,041	$(16,807)
Other real estate owned[2] [3]	-	-	89,743	89,743	(19,085)
Other foreclosed assets[2]	-	-	2,176	2,176	(890)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$155,960	$155,960	$(36,782)
[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3]	Write-down include $2.7 million related to estimated damages caused by Hurricanes Irma and Maria based on the sample of properties examined.
The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2019, 2018, and 2017.
Year ended December 31, 2019
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets
Balance at January 1, 2019	$1,233	$611	$43	$485	$169,777	$172,149
Gains (losses) included in earnings	-	(1)	(1)	(45)	(27,516)	(27,563)
Gains (losses) included in OCI	(1)	-	-	-	-	(1)
Additions	-	71	25	-	9,143	9,239
Settlements	(50)	(151)	(41)	-	(498)	(740)
Transfers out of Level 3	-	-	(26)	-	-	(26)
Balance at December 31, 2019	$1,182	$530	$-	$440	$150,906	$153,058
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2019	$-	$1	$-	$20	$(14,190)	$(14,169)
Year ended December 31, 2018
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets	consideration [1]	liabilities
Balance at January 1, 2018	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Gains (losses) included in earnings	-	2	-	(44)	(8,477)	(8,519)	(6,112)	(6,112)
Gains (losses) included in OCI	(5)	-	-	-	-	(5)	-	-
Additions	-	260	-	-	10,223	10,483	-	-
Settlements	(50)	(180)	-	-	-	(230)	170,970	170,970
Balance at December 31, 2018	$1,233	$611	$43	$485	$169,777	$172,149	$-	$-
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2018	$-	$2	$-	$20	$8,703	$8,725	$-	$-
[1]

Effective May 22, 2018, the Corporation entered into a Termination Agreement with the FDIC to terminate the Corporation’s loss share arrangement ahead of their contractual maturities. Refer to Note 10 for additional information.

Year ended December 31, 2017
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2017	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Gains (losses) included in earnings	-	-	(124)	(73)	(36,519)	(36,716)	(11,700)	(11,700)
Gains (losses) included in OCI	9	-	-	-	-	9	-	-
Additions	-	44	332	-	7,661	8,037	-	-
Sales	-	(365)	(156)	-	-	(521)	-	-
Settlements	(25)	(195)	(876)	-	-	(1,096)	-	-
Transfers out of Level 3	(88)	(276)	(3,888)	-	-	(4,252)	-	-
Balance at December 31, 2017	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2017	$-	$-	$(3)	$42	$(18,986)	$(18,947)	$(11,700)	$(11,700)

During the years ended December 31, 2019 and 2017, certain MBS and CMO’s were transferred from Level 3 to Level 2 due to a change in valuation technique from an internally-prepared pricing matrix and discounted cash flow models, respectively, to a bond’s theoretical value.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2019, 2018, and 2017 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2019		2018		2017
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
FDIC loss share (expense) income	$-	$-	$(6,112)	$-	$(11,700)	$(11,700)
Mortgage banking activities	(27,516)	(14,190)	(8,477)	8,703	(36,519)	(18,986)
Trading account (loss) profit	(47)	21	(42)	22	(197)	39
Total	$(27,563)	$(14,169)	$(14,631)	$8,725	$(48,416)	$(30,647)
The following tables include quantitative information about significant unobservable inputs used to derive the fair value of Level 3 instruments, excluding those instruments for which the unobservable inputs were not developed by the Corporation such as prices of prior transactions and/or unadjusted third-party pricing sources at December 31, 2019 and 2018.
	Fair value
	at December 31,
(In thousands)	2019		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$530		Discounted cash flow model	Weighted average life	1.6 years (1.3 - 1.8 years)
				Yield	4.0% (3.9% - 4.4%)
				Prepayment speed	18.3% (14.8% - 20.7%)
Other - trading	$440		Discounted cash flow model	Weighted average life	3.8 years
				Yield	12.0%
				Prepayment speed	10.8%
Mortgage servicing rights	$150,906		Discounted cash flow model	Prepayment speed	6%(0.2% - 18.5%)
				Weighted average life	6.5 years (0.1 - 14.4 years)
				Discount rate	11.1% (9.5% - 14.7%)
Loans held-in-portfolio	$38,907	[2]	External appraisal	Haircut applied on
				external appraisals	10.0%
Other real estate owned	$16,119	[3]	External appraisal	Haircut applied on
				external appraisals	23.8% (5.0% - 35.0%)
[1]					Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]					Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]					Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
	Fair value
	at December 31,
(In thousands)	2018		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$611		Discounted cash flow model	Weighted average life	1.9 years (1.3 - 2.1 years)
				Yield	4.1% (3.9% - 4.4%)
				Prepayment speed	18.9% (16.3% - 20.7%)
Other - trading	$485		Discounted cash flow model	Weighted average life	5.2 years
				Yield	12.0%
				Prepayment speed	10.8%
Mortgage servicing rights	$169,777		Discounted cash flow model	Prepayment speed	5.3% (0.2% - 17.8%)
				Weighted average life	6.8 years (0.1 - 17.4 years)
				Discount rate	11.2% (9.5% - 15.0%)
Loans held-in-portfolio	$61,020	[2]	External appraisal	Haircut applied on
				external appraisals	10.3% (10.0% - 20.0%)
Other real estate owned	$35,233	[3]	External appraisal	Haircut applied on
				external appraisals	24.7% (15.0% - 30.0%)
[1]					Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]					Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]					Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
The significant unobservable inputs used in the fair value measurement of the Corporation’s collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield.The significant unobservable inputs used in the fair value measurement of the Corporation’s mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement.

Following is a description of the Corporation’s valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management’s estimate of the underlying value of the Corporation.

Trading account debt securities and debt securities available-for-sale

• U.S. Treasury securities: The fair value of U.S. Treasury notes is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2. U.S. Treasury bills are classified as Level 1 given the high volume of trades and pricing based on those trades.

• Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.

• Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as those obtained from municipal market sources, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.

• Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.

• Collateralized mortgage obligations: Agency collateralized mortgage obligations (“CMOs”) are priced based on a bond’s theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as broker quotes, executed trades, credit information and cash flows.

• Corporate securities (included as “other” in the “available-for-sale” category): Given that the quoted prices are for similar instruments, these securities are classified as Level 2.

• Mutual funds, other equity securities, corporate securities, U.S. Treasury bills, and interest-only strips (included as “other” in the “trading account debt securities” category): For corporate securities and mutual funds, quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. The important variables in determining the prices of Puerto Rico tax-exempt mutual fund shares are net asset value, dividend yield and type of assets in the fund. All funds trade based on a relevant dividend yield taking into consideration the aforementioned variables. In addition, demand and supply also affect the price. Other equity securities that do not trade in highly liquid markets are classified as Level 2. U.S. Treasury bills are classified as Level 1 given the high volume of trades and pricing based on those trades. Given that the fair value was estimated based on a discounted cash flow model using unobservable inputs, interest-only strips are classified as Level 3.

Equity securities

Equity securities are comprised principally of shares in closed-ended and open-ended mutual funds. Closed-end funds are traded on the secondary market at the shares’ market value. Open-ended funds are considered to be liquid, as investors can sell their shares continually to the fund and are priced at NAV. These equity securities are classified as Level 2.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced internally using a discounted cash flow model. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including portfolio characteristics, prepayments assumptions, discount rates, delinquency and foreclosure rates, late charges, other ancillary revenues, cost to service and other economic factors. Prepayment speeds are adjusted for the Corporation’s loan characteristics and portfolio behavior. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate swaps, interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

The fair value of the true-up payment obligation (contingent consideration) to the FDIC as it relates to the Westernbank FDIC-assisted transaction was estimated using projected cash flows related to the loss sharing agreements at the true-up measurement date. It took into consideration the intrinsic loss estimate, asset premium/discount, cumulative shared loss payments, and the cumulative servicing amount related to the loan portfolio.

On a quarterly basis, management evaluated and revised the estimated credit loss rates that are used to determine expected cash flows on the covered loan pools. The expected credit losses on the loan pools are used to determine the loss share cash flows expected to be paid to the FDIC when the true-up payment is due.

The true-up payment obligation was discounted using a term rate consistent with the time remaining until the payment is due. The discount rate was an estimate of the sum of the risk-free benchmark rate for the term remaining before the true-up payment is due and a risk premium to account for the credit risk profile of BPPR. The risk premium was calculated based on a volume weighted average spread of the Corporation’s outstanding senior unsecured debt over the equivalent T Note. The true-up payment obligation was classified as Level 3. As disclosed in Note 10, this true-up payment obligation ended as part of the Termination Agreement with the FDIC.

Loans held-in-portfolio considered impaired under ASC Section 310-10-35 that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35, and which could be subject to internal adjustments based on the age of the appraisal. Currently, the associated loans considered impaired are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on secondary market prices and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include primarily automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion, or an internal valuation. These foreclosed assets are classified as Level 3 since they are subject to internal adjustments.